SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 4,816	$ 11,742	$ 7,466	$ 14,925
Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			5,974	10,287
United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			1,492	4,638
Bus Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue			987	11,819
Bus Sales [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue				7,549
Bus Sales [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			987	4,270
Truck Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue			3,980
Truck Sales [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			3,980
Truck Sales [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue
Vehicle Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 3,500	$ 10,117	4,967	11,819
Vehicle Sales [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			3,980	7,549
Vehicle Sales [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			987	4,270
Spare Part Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue			2,415	3,021
Spare Part Sales [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			1,992	2,738
Spare Part Sales [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			423	283
Operating Lease Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			84	85
Operating Lease Revenue [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			2
Operating Lease Revenue [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			82	85
Other Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			2,499	3,106
Other Revenue [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			1,994	2,738
Other Revenue [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 505	$ 368